June 28, 2017

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	ProShares Trust

(File Nos. 333-89822 and 811-21114)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, this letter serves as certification that the form of Prospectus and Statement of Additional Information for ProShares Equities for Rising Rates ETF, a series of the ProShares Trust (the “Trust”), that would have been filed under paragraph (b) or (c) of Rule 497 does not differ from that contained in Post-Effective Amendment No. 178 to the Trust’s Registration Statement on Form N-1A, which was filed electronically with the Securities and Exchange Commission on June 27, 2017 (SEC Accession No. 0001193125-17-214489).

Should you have any questions regarding this filing, please do not hesitate to contact me at (240) 497-6578.

Very truly yours,

/s/ Robert J. Borzone, Jr.
Robert J. Borzone, Jr.
Vice President and Legal Counsel